Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	£ 233,508	£ 256,959
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	122,241	148,955
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	98,205	93,493
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,062	14,511
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	179,445	206,771
Contracts held with reinsurers	11,194	12,371
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	110,963	133,569
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	56,374	59,889
Contracts held with reinsurers	11,194	12,371
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12,108	13,313
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5,096	4,170
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5,096	4,170
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	21,744	25,368
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,014	15,575
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8,730	9,793
Financial assets at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	39,094	47,218
Financial assets at fair value through profit or loss | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,287	17,668
Financial assets at fair value through profit or loss | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	27,070	27,773
Financial assets at fair value through profit or loss | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,737	1,777
Financial assets at fair value through profit or loss | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	21	19
Financial assets at fair value through profit or loss | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	21	19
Financial assets at fair value through profit or loss | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	102,296	117,625
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	100,655	115,882
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,641	1,743
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	24,329	28,137
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,955	15,342
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,040	12,490
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	334	305
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	24,062	27,817
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,955	15,257
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,040	12,490
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	67	70
Financial assets at fair value through other comprehensive income | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	85
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	85
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	267	235
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	267	235
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	29,734	22,051
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	323	44
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	28,791	21,114
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	£ 620	£ 893